Income Taxes and Employee Retention Tax Credits (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes and Employee Retention Tax Credits (Tables)
Components of deferred tax assets
	2022	2021
Deferred tax asset:
Research and development credit, net	$1,286,195	$1,223,754
Deferred revenue	1,112,003	1,244,382
Capitalized research and development costs	620,791	—
Net operating loss carry-forward	318,302	746,250
Capital loss carry-forward	52,560	52,560
Property and equipment and other	29,971	24,928
Total	3,419,822	3,291,874
Valuation allowance	(3,419,822)	(3,291,874)
Deferred tax, net	$—	$—

Components of the provision for income taxes
	2022	2021
Current:
Federal	$10,000	$—
State	—	—
Total current provision	10,000	—

Deferred:
Federal	—	—
State	—	—
Total deferred income taxes	—	—
Total provision for income taxes	$10,000	$—

Schedule of reconciliation of effective tax rate
	2022	2021
Federal statutory tax rate	21%	21%
R&D credit, net impact	30%	3%
Nontaxable variable interest loss	(53)%	(4)%
Nondeductible stock compensation	(23)%	(4)%
Nontaxable PPP loan forgiveness	48%	4%
Nontaxable ERTC credits	51%	0%
True up prior year valuation allowance	(50)%	1%
Change in valuation allowance	(26)%	(21)%
Effective tax rate	(2)%	0%